RELATED PARTY TRANSACTIONS (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Disclosure of related party transactions [Line Items]
Cash and cash equivalents	$ 18,165,644	$ 20,460,245	$ 18,805,577		$ 13,466,783
Other assets	2,479,037	2,750,883
Deposits from customers	131,959,215	124,624,011
Debt instruments issued	19,648,714	18,704,809
Other liabilities	$ 5,796,482	5,288,155
Stockholders [Member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	20.00%
Board of Directors and Senior Management [Member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	50.00%
Assorciates and joint ventures [Member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	20.00%
Assorciates and joint ventures [Member] | Top of range [member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	50.00%
Related parties [member]
Disclosure of related party transactions [Line Items]
Description of ownership interest percentage	10.00%
Board of Directors [Member]
Disclosure of related party transactions [Line Items]
Key management personnel compensation	$ 1,109	1,001	792
Senior Managment [Member]
Disclosure of related party transactions [Line Items]
Key management personnel compensation, short-term employee benefits	14,320	12,956	55,175
Key management personnel compensation, other long-term employee benefits	922	589	$ 191
Other related parties [member]
Disclosure of related party transactions [Line Items]
Key management personnel compensation, post-employment benefits	$ 460	$ 13,994
Parent [member]
Disclosure of related party transactions [Line Items]
Portfolio loans and financial leasing contracts				$ 15,186,102
Cash and cash equivalents				295,852
Other assets				1,097,058
Deposits from customers				8,944,845
Debt instruments issued				2,387,940
Other liabilities				$ 3,117,115